UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating Activities
Net income	$ (309)	$ 643	$ 453	$ 840
Adjusted for the following items:
Earnings from investments in associates, net of distributions received	(10)	0	(10)	0
Depreciation and amortization expense	153	191	348	386
Mark-to-market and other	(48)	34	(307)	79
Remeasurement of financial liability associated with our exchangeable shares	550	(498)	243	(535)
Deferred income tax expense (recovery)	8	5	(14)	3
Changes in non-cash working capital, net	134	136	8	16
Cash from operating activities	478	511	721	789
Investing Activities
Disposal of subsidiaries, net of cash disposed	0	0	431	0
Purchase of long-lived assets	(209)	(403)	(344)	(576)
Disposal of long-lived assets	41	99	102	175
Purchase of financial assets and other	(35)	0	(35)	0
Other investing activities	398	56	9	87
Cash from (used by) investing activities	195	(248)	163	(314)
Financing Activities
Distributions to non-controlling interest	(196)	(177)	(342)	(334)
Capital provided to non-controlling interest	(171)	0	(176)	(1,206)
Proceeds from non-recourse borrowings	1,667	1,388	2,019	3,201
Repayment of non-recourse borrowings	(977)	(1,286)	(1,764)	(1,589)
Loans and repayments from Brookfield Infrastructure	75	34	148	36
Loans and repayments to Brookfield Infrastructure	(161)	(77)	(269)	(632)
Other financing activities	20	0	(16)	18
Cash from (used by) financing activities	257	(118)	(400)	(506)
Cash and cash equivalents
Change during the period	930	145	484	(31)
Impact of foreign exchange on cash	13	(34)	59	(42)
Balance, beginning of period	274	355	674	539
Balance, end of period	$ 1,217	$ 466	$ 1,217	$ 466